Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases	LEASES
PNC enters into both lessor and lessee arrangements. On January 1, 2019, we adopted ASU 2016-02 - Leases, which required lessees to recognize on the balance sheet all leases with lease terms greater than twelve months as a lease liability with a corresponding right-of-use asset. For more information on lease accounting and the impact of adoption, see Note 1 Accounting Policies and for additional details on our equipment lease financing receivables see Note 4 Asset Quality.

Lessor Arrangements
PNC's lessor arrangements primarily consist of operating, sales-type and direct financing leases for equipment. Lease agreements may include options to renew and for the lessee to purchase the leased equipment at the end of the lease term. For 2019, lease income was $412 million, consisting of $295 million from sales-type and direct financing leases and $117 million from operating leases and was included in Loan interest income and Corporate services, respectively, on our Consolidated Income Statement.
The following table provides the components of our equipment lease financing assets:

Table 104: Sales-Type and Direct Financing Leases

In millions	December 31, 2019
Lease receivables (a)	$7,353
Unguaranteed residual asset values	741
Unearned income	(939)
Equipment lease financing	$7,155

(a)
In certain cases, PNC obtains third-party residual value insurance to reduce its residual risk. The carrying value of residual assets with third-party residual value insurance for at least a portion of the asset value was $.3 billion.

In addition, we had $1.1 billion in operating lease assets, which includes the residual asset values, at December 31, 2019, with accumulated depreciation of $.3 billion. Depreciation expense for the lease assets was not material for the year ended December 31, 2019. We had no lease transactions with related parties or deferred selling profits at December 31, 2019.
he future minimum lease payments based on maturity of our lessor arrangements at December 31, 2019 were as follows:

Table 105: Future Minimum Lease Payments of Lessor Arrangements

In millions	Operating Leases	Sales-type and Direct Financing Leases
2020	$159	$1,620
2021	159	1,432
2022	112	1,161
2023	136	801
2024	128	668
2025 and thereafter	192	1,671
Total future minimum lease payments	$886	$7,353

Lessee Arrangements
We lease retail branches, datacenters, office space, land and equipment under operating and finance leases. Our leases have remaining lease terms of one year to 61 years, some of which may include options to renew the leases for up to 99 years, and some of which may include options to terminate the leases prior to the end date. Certain leases also include options to purchase the leased asset. The exercise of lease renewal, termination and purchase options is at our sole discretion.

At adoption of ASU 2016-02 on January 1, 2019, we elected to account for the lease and nonlease components of existing real estate leases and leases of advertising assets, such as signage, as a single lease component. Effective January 1, 2019, lease and nonlease components of new lease agreements are accounted for separately. Lease components include fixed payments including rent, real estate taxes and insurance costs and nonlease components include common-area maintenance costs. Generally, we have elected to use the Overnight Indexed Swap rate corresponding to the term of the lease at the lease measurement date as our incremental borrowing rate to measure the right of-use-asset and lease liability. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Certain of our lease agreements include rental payments based on a percentage of revenue and others include rental payments if certain bank deposit levels are met. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. Subleases to third parties were not material at December 31, 2019.

For 2019, total operating lease cost was $360 million and was included in Occupancy expense on our Consolidated Income Statement. Operating cash flows from operating leases for 2019 were $353 million. Operating lease assets and liabilities totaled $2.0 billion and $2.2 billion at December 31, 2019, respectively. Operating lease assets are reported in Other assets on the Consolidated Balance Sheet, and the related lease liabilities are reported in Accrued expenses and other liabilities. Finance lease assets and liabilities, income and cash flows at December 31, 2019 were not material.
Operating lease term and discount rates of our lessee arrangements at December 31, 2019 were as follows:

Table 106: Operating Lease Term and Discount Rates of Lessee Arrangements

December 31, 2019
Weighted-average remaining lease term (years)	9
Weighted-average discount rate	2.42%

Future undiscounted cash flows on our lessee arrangements at December 31, 2019 are as follows:

Table 107: Future Lease Payments of Operating Lease Liabilities

In millions	December 31, 2019
2020	$355
2021	339
2022	307
2023	275
2024	226
2025 and thereafter	923
Total future lease payments	$2,425
Less: Interest	255
Present value of operating lease liabilities	$2,170

At December 31, 2018, prior to the adoption of ASU 2016-02, operating lease commitments under lessee arrangements were $374 million, $346 million, $308 million, $258 million, $228 million for 2019 through 2023, respectively, and $941 million in the aggregate for all years thereafter.
Leases	LEASES
PNC enters into both lessor and lessee arrangements. On January 1, 2019, we adopted ASU 2016-02 - Leases, which required lessees to recognize on the balance sheet all leases with lease terms greater than twelve months as a lease liability with a corresponding right-of-use asset. For more information on lease accounting and the impact of adoption, see Note 1 Accounting Policies and for additional details on our equipment lease financing receivables see Note 4 Asset Quality.

Lessor Arrangements
PNC's lessor arrangements primarily consist of operating, sales-type and direct financing leases for equipment. Lease agreements may include options to renew and for the lessee to purchase the leased equipment at the end of the lease term. For 2019, lease income was $412 million, consisting of $295 million from sales-type and direct financing leases and $117 million from operating leases and was included in Loan interest income and Corporate services, respectively, on our Consolidated Income Statement.
The following table provides the components of our equipment lease financing assets:

Table 104: Sales-Type and Direct Financing Leases

In millions	December 31, 2019
Lease receivables (a)	$7,353
Unguaranteed residual asset values	741
Unearned income	(939)
Equipment lease financing	$7,155

(a)
In certain cases, PNC obtains third-party residual value insurance to reduce its residual risk. The carrying value of residual assets with third-party residual value insurance for at least a portion of the asset value was $.3 billion.

In addition, we had $1.1 billion in operating lease assets, which includes the residual asset values, at December 31, 2019, with accumulated depreciation of $.3 billion. Depreciation expense for the lease assets was not material for the year ended December 31, 2019. We had no lease transactions with related parties or deferred selling profits at December 31, 2019.
he future minimum lease payments based on maturity of our lessor arrangements at December 31, 2019 were as follows:

Table 105: Future Minimum Lease Payments of Lessor Arrangements

In millions	Operating Leases	Sales-type and Direct Financing Leases
2020	$159	$1,620
2021	159	1,432
2022	112	1,161
2023	136	801
2024	128	668
2025 and thereafter	192	1,671
Total future minimum lease payments	$886	$7,353

Lessee Arrangements
We lease retail branches, datacenters, office space, land and equipment under operating and finance leases. Our leases have remaining lease terms of one year to 61 years, some of which may include options to renew the leases for up to 99 years, and some of which may include options to terminate the leases prior to the end date. Certain leases also include options to purchase the leased asset. The exercise of lease renewal, termination and purchase options is at our sole discretion.

At adoption of ASU 2016-02 on January 1, 2019, we elected to account for the lease and nonlease components of existing real estate leases and leases of advertising assets, such as signage, as a single lease component. Effective January 1, 2019, lease and nonlease components of new lease agreements are accounted for separately. Lease components include fixed payments including rent, real estate taxes and insurance costs and nonlease components include common-area maintenance costs. Generally, we have elected to use the Overnight Indexed Swap rate corresponding to the term of the lease at the lease measurement date as our incremental borrowing rate to measure the right of-use-asset and lease liability. Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.

Certain of our lease agreements include rental payments based on a percentage of revenue and others include rental payments if certain bank deposit levels are met. Our lease agreements do not contain any material residual value guarantees or material restrictive covenants. Subleases to third parties were not material at December 31, 2019.

For 2019, total operating lease cost was $360 million and was included in Occupancy expense on our Consolidated Income Statement. Operating cash flows from operating leases for 2019 were $353 million. Operating lease assets and liabilities totaled $2.0 billion and $2.2 billion at December 31, 2019, respectively. Operating lease assets are reported in Other assets on the Consolidated Balance Sheet, and the related lease liabilities are reported in Accrued expenses and other liabilities. Finance lease assets and liabilities, income and cash flows at December 31, 2019 were not material.
Operating lease term and discount rates of our lessee arrangements at December 31, 2019 were as follows:

Table 106: Operating Lease Term and Discount Rates of Lessee Arrangements

December 31, 2019
Weighted-average remaining lease term (years)	9
Weighted-average discount rate	2.42%

Future undiscounted cash flows on our lessee arrangements at December 31, 2019 are as follows:

Table 107: Future Lease Payments of Operating Lease Liabilities

In millions	December 31, 2019
2020	$355
2021	339
2022	307
2023	275
2024	226
2025 and thereafter	923
Total future lease payments	$2,425
Less: Interest	255
Present value of operating lease liabilities	$2,170

At December 31, 2018, prior to the adoption of ASU 2016-02, operating lease commitments under lessee arrangements were $374 million, $346 million, $308 million, $258 million, $228 million for 2019 through 2023, respectively, and $941 million in the aggregate for all years thereafter.